Disposal of businesses and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2019
Barclay's Africa Banking Group Limited (BAGL) [member]
Disclosure of subsidiaries [line items]
Disposal group income statement
Barclays Africa disposal group income statement
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Net interest income	-	-	1,024
Net fee and commission income	-	-	522
Net trading income	-	-	149
Net investment income	-	-	30
Other income	-	-	61
Total income	-	-	1,786
Credit impairment charges and other provisions	-	-	(177)
Net operating income	-	-	1,609
Staff costs	-	-	(586)
Administration and general expenses[a]	-	-	(1,634)
Operating expenses	-	-	(2,220)
Share of post-tax results of associates and joint ventures	-	-	5
Loss before tax	-	-	(606)
Taxation	-	-	(154)
Loss after tax[b]	-	-	(760)

Attributable to:
Equity holders of the parent	-	-	(900)
Non-controlling interests	-	-	140
Loss after tax[b]	-	-	(760)

Notes

aIncludes impairment of £1,090 in 2017.

bTotal loss in respect of the discontinued operation in 2017 was £2,195m, which included the £60m loss on sale and £1,375m loss on recycling of other comprehensive loss on reserves.

UK Banking Business [member] | Barclays Bank UK PLC [member]
Disclosure of subsidiaries [line items]
Disposal group income statement
UK banking business disposal group income statement
	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Net interest income	-	1,449	5,872
Net fee and commission income	-	296	1,176
Net trading income	-	(5)	(9)
Net investment income	-	6	160
Other income	-	2	8
Total income	-	1,748	7,207
Credit impairment charges and other provisions	-	(201)	(783)
Net operating income	-	1,547	6,424
Staff costs	-	(321)	(2,052)
Administration and general expenses	-	(1,135)	(2,959)
Operating expenses	-	(1,456)	(5,011)
Share of post-tax results of associates and joint ventures	-	-	(5)
Profit before tax	-	91	1,408
Taxation	-	(138)	(599)
(Loss)/profit after tax	-	(47)	809

Attributable to:
Equity holders of the parent	-	(47)	809
Non-controlling interests	-	-	-
(Loss)/profit after tax	-	(47)	809

Cash flows attributed to the UK banking business discontinued operation
The cash flows attributed to the UK banking business discontinued operation are as follows:

	2019	2018	2017
For the year ended 31 December	£m	£m	£m
Net cash flows from operating activities	-	(522)	(355)
Net cash flows from investing activities	-	54	470
Net cash flows from financing activities	-	-	(128)
Net (decrease)/increase in cash and cash equivalents	-	(468)	(13)